Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) £ in Millions, € in Billions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Jan. 01, 2024 GBP (£)	Jan. 01, 2024 EUR (€)
Assets of disposal groups held for sale
Cash and balances at central banks	£ 114,445	£ 116,042
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,097	9,417
Loans and advances to banks	15,803	14,521
Loans and advances to customers	78,881	82,666
Financial investments	56,050	52,216
Prepayments, accrued income and other assets	74,007	56,950
Total assets	720,637	727,330
Liabilities of disposal groups held for sale
Deposits by banks	34,439	26,515
Customer accounts	229,804	242,303
Financial liabilities designated at fair value	39,964	37,443
Insurance contract liabilities	3,707	3,424
Accruals, deferred income and other liabilities	68,205	50,484
Total liabilities	692,830	700,277
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	1,683	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12,389	11,607
Loans and advances to banks	124	115
Loans and advances to customers	1,448	769
Financial investments	11,574	6,776
Insurance Contract Assets	24	18
Prepayments, accrued income and other assets	886	824
Total assets	28,128	21,620
Liabilities of disposal groups held for sale
Deposits by banks	75
Customer accounts	13,332	4,288
Financial liabilities designated at fair value	10	104
Insurance contract liabilities	18,196	17,387
Accruals, deferred income and other liabilities	1,484	1,331
Total liabilities	33,097	23,110
French Life Insurance Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12,389	11,607
Loans and advances to banks	43	115
Loans and advances to customers	0	0
Financial investments	7,054	6,776
Insurance Contract Assets	24	18
Prepayments, accrued income and other assets	828	793
Total assets	20,338	19,309
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0	0
Financial liabilities designated at fair value	10	9
Insurance contract liabilities	18,196	17,387
Accruals, deferred income and other liabilities	1,400	1,272
Total liabilities	19,606	18,668
South Africa
Liabilities of disposal groups held for sale
Assets (liabilities)	600
Settlement through transfer of agreed liabilities	2,400
Expected cash contribution	1,800
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Loans and advances to banks	0	0
Loans and advances to customers	554	523
Financial investments	0	0
Insurance Contract Assets	0	0
Prepayments, accrued income and other assets	13	13
Total assets	567	536
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	2,343	2,626
Financial liabilities designated at fair value	0	0
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	25	41
Total liabilities	2,368	2,667
German Private Banking Business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	1,683	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Loans and advances to banks	0	0
Loans and advances to customers	263	246
Financial investments	0	0
Insurance Contract Assets	0	0
Prepayments, accrued income and other assets	13	18
Total assets	1,959	1,775
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	1,943	1,662
Financial liabilities designated at fair value	0	95
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	16	18
Total liabilities	1,959	£ 1,775
French portfolio of home and other loan | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Loans and advances to banks	0
Loans and advances to customers	0
Financial investments	4,520
Insurance Contract Assets	0
Prepayments, accrued income and other assets	4
Total assets	4,524		£ 5,900	€ 7.1
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0
Financial liabilities designated at fair value	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	0
Total liabilities	0
Germany custody business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Loans and advances to banks	81
Loans and advances to customers	631
Financial investments	0
Insurance Contract Assets	0
Prepayments, accrued income and other assets	28
Total assets	740
Liabilities of disposal groups held for sale
Deposits by banks	75
Customer accounts	9,046
Financial liabilities designated at fair value	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	43
Total liabilities	£ 9,164